Nature of Business and Organization (Details) $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Oct. 17, 2024 SGD ($) shares	Oct. 17, 2024 USD ($) $ / shares shares	Dec. 31, 2025
Nature of Business and Organization [Line Items]
Incorporated date			Sep. 27, 2023
IPO [Member]
Nature of Business and Organization [Line Items]
Shares issued (in Shares) | shares	1,500,000	1,500,000
Price per share (in Dollars per share) | $ / shares		$ 4
Generating gross proceeds | $		$ 6.0
Net proceeds	$ 5.3	$ 3.9